Selling Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling Expenses.
Selling Expenses

In € thousand	2022	2021	2020
Salaries, social security	8,915	11,971	13,115
Professional services	1,690	1,983	1,196
Marketing	1,448	2,059	613
Travel	523	626	167
Depreciation/amortization	65	65	41
Other selling expenses	288	485	140
Total selling expenses	12,929	17,189	15,272